MEEHAN MUTUAL FUNDS, INC.

                                Meehan Focus Fund

  Supplement dated October 26, 2001 to the Statement of Additional Information
                              dated March 19, 2001


      The Statement of Additional Information for the Meehan Focus Fund is supplemented to replace item number 1 under the section titled "Investment Restrictions" on page 6 with the following:

      The Fund will not:

      1. With respect to 75% of its assets (valued at time of investment), normally invest in more than 25 issuers.